Equipment and Improvements - Schedule of Equipment and Improvements (Details)	Sep. 30, 2022 USD ($)
Property, Plant and Equipment, Gross	$ 243,255
Less: Accumulated Depreciation	1,681
Total	241,574
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	72,692
Lab equipment [Member]
Property, Plant and Equipment, Gross	153,668
IT equipment [Member]
Property, Plant and Equipment, Gross	$ 16,895